Condensed Financial Information of Synovus Financial Corp. (Parent Company only) - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense
Interest expense	$ 1,242,950	$ 1,444,012	$ 1,233,703
Other expense	1,322,058	1,247,543	1,335,424
Net income attributable to Synovus Financial Corp.	791,980	482,460	543,705
Net income available to common shareholders	746,655	439,557	507,755
Parent Company
Income
Cash dividends received from subsidiaries	550,000	450,000	435,000
Interest income	8,914	6,175	6,129
Other income (loss)	(93)	167	(101)
Total income	558,821	456,342	441,028
Expense
Interest expense	73,218	49,424	36,849
Other expense	41,090	19,179	12,494
Total expense	114,308	68,603	49,343
Income before income taxes and equity in undistributed income of subsidiaries	444,513	387,739	391,685
Allocated income tax benefit	(33,434)	(13,287)	(10,026)
Income before equity in undistributed income of subsidiaries	477,947	401,026	401,711
Equity in undistributed income (loss) of subsidiaries	314,033	81,434	141,994
Net income attributable to Synovus Financial Corp.	791,980	482,460	543,705
Dividends on preferred stock	45,325	42,903	35,950
Net income available to common shareholders	$ 746,655	$ 439,557	$ 507,755